Trade and other receivables - Disclosure of Detailed Information about Trade and Other Receivables (Details) - CHF (SFr) SFr in Thousands	Dec. 31, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Trade receivables	SFr 23,710	SFr 159
Value added tax	1,770	1,376
Withholding tax	24	199
Other receivables	146	1,103
Trade and other receivables	SFr 25,650	SFr 2,837